Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	7,455,097	12,275,650
Allowance for credit losses	(7,455,097)	(7,415,079)
Accounts receivable, net	$-	$4,860,571

For the six months ended June 30, 2024 and December 31, 2023, the Company recorded credit losses of $7,455,097 and $7,415,079 from continuing operations and $4,906,524 and $0 from discontinued operations, respectively.